American Funds Insurance Series®

Prospectus Supplement

October 31, 2014

(for Class 1 shares prospectus, Class 2 shares prospectus, Class 3 shares prospectus and Class 4 shares prospectus dated May 1, 2014)

1. With respect to the Class 1, Class 2 and Class 4 shares prospectuses only, effective November 7, 2014, the information under the heading “Portfolio managers” in the “Management” section of the Global Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager for Series/Title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David A. Daigle	Less than 1 year	Senior Vice President – Capital Fixed Income Investors
Mark H. Dalzell	8 years	Senior Vice President – Capital Fixed Income Investors
Thomas H. Høgh	8 years	Senior Vice President – Capital Fixed Income Investors
Robert H. Neithart	1 year	Senior Vice President – Capital Fixed Income Investors

2. Effective November 7, 2014, the information under the heading “Portfolio managers” in the “Management” section of the High-Income Bond Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager for Series/Title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David C. Barclay	21 years	Senior Vice President – Capital Fixed Income Investors
David A. Daigle	5 years	Senior Vice President – Capital Fixed Income Investors
Laurentius Harrer	Less than 1 year	Senior Vice President – Capital Fixed Income Investors

3. With respect to the Class 1, Class 2 and Class 4 shares prospectuses only, effective November 1, 2014, the information under the heading “Portfolio managers” in the “Management” section of the Mortgage Fund summary portion of the prospectus is amended in its entirety to read as follows:

Portfolio managers The individuals primarily responsible for the portfolio management of the fund are:

Portfolio manager for Series/Title (if applicable)	Portfolio manager experience in this fund	Primary title with investment adviser
David J. Betanzos	Less than 1 year	Senior Vice President – Capital Fixed Income Investors
Fergus N. MacDonald	3 years	Senior Vice President – Capital Fixed Income Investors

4. Effective November 1, 2014 (unless otherwise indicated in the table), the table under the heading “The Capital SystemSM” in the “Management and organization” section of the prospectus is amended in its entirety to read as follows:

Portfolio manager for the Series/Title (if applicable)	Primary title with investment adviser (or affiliate) and investment experience	Portfolio manager’s role in management of, and experience in, the fund(s)
Donald D. O’Neal Vice Chairman of the Board	Senior Vice President – Capital Research Global Investors Investment professional for 29 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 9 years
Alan N. Berro President	Senior Vice President – Capital World Investors Investment professional for 28 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 14 years
Carl M. Kawaja Vice President	Senior Vice President – Capital World Investors Investment professional for 27 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 15 years
Sung Lee Vice President	Senior Vice President – Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 8 years International Growth and Income Fund — 6 years
Dylan Yolles Vice President	Senior Vice President – Capital International Investors Investment professional for 17 years in total; 14 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 9 years (plus 5 years of prior experience as an investment analyst for the fund)
Hilda L. Applbaum	Senior Vice President – Capital World Investors Investment professional for 27 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity/fixed-income portfolio manager for: Global Balanced Fund — 3 years
David C. Barclay	Senior Vice President – Capital Fixed Income Investors Investment professional for 33 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 16 years High-Income Bond Fund — 21 years
Donnalisa Parks Barnum	Senior Vice President – Capital World Investors Investment professional for 33 years in total; 28 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years
L. Alfonso Barroso	Senior Vice President – Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 5 years
David J. Betanzos	Senior Vice President – Capital Fixed Income Investors Investment professional for 14 years in total; 12 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Capital Income Builder — Less than 1 year (since the fund’s inception) Mortgage Fund — Less than 1 year
Mark A. Brett	Vice President – Capital Fixed Income Investors Investment professional for 35 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Balanced Fund — 3 years
Christopher D. Buchbinder	Senior Vice President – Capital Research Global Investors Investment professional for 19 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 7 years
David A. Daigle	Senior Vice President – Capital Fixed Income Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate

Serves as a fixed-income portfolio manager for:

Asset Allocation Fund — 5 years

Global Bond Fund — Less than 1 year
(effective November 7, 2014)

High-Income Bond Fund — 5 years (plus 9 years of prior experience as an investment analyst for the fund)

Mark H. Dalzell	Senior Vice President – Capital Fixed Income Investors Investment professional for 36 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Global Bond Fund — 8 years
Isabelle de Wismes	Senior Vice President – Capital World Investors Investment professional for 30 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 2 years (plus 14 years of prior experience as an investment analyst for the fund)
Mark E. Denning	Senior Vice President – Capital Research Global Investors Investment professional for 32 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 16 years
Paul Flynn	Senior Vice President – Capital World Investors Investment professional for 18 years in total; 16 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 1 year
J. Blair Frank	Senior Vice President – Capital Research Global Investors Investment professional for 21 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 11 years Growth-Income Fund — 8 years
Nicholas J. Grace	Senior Vice President – Capital World Investors Investment professional for 24 years in total; 20 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 2 years (plus 8 years of prior experience as an investment analyst for the fund)
Laurentius Harrer	Senior Vice President – Capital Fixed Income Investors Investment professional for 26 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: High-Income Bond Fund — Less than 1 year (effective November 7, 2014)
David A. Hoag	Senior Vice President – Capital Fixed Income Investors Investment professional for 26 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 7 years
Thomas H. Høgh	Senior Vice President – Capital Fixed Income Investors Investment professional for 27 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Bond Fund — 7 years Global Bond Fund — 8 years U.S. Government/AAA-Rated Securities Fund — 17 years
F. Galen Hoskin	Senior Vice President – Capital World Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: New World Fund — 8 years (plus 6 years of prior experience as an investment analyst for the fund)
Claudia P. Huntington	Senior Vice President – Capital Research Global Investors Investment professional for 41 years in total; 39 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 1 year Growth-Income Fund — 20 years (plus 5 years of prior experience as an investment analyst for the fund)
Gregg E. Ireland	Senior Vice President – Capital World Investors Investment professional for 42 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 8 years
Gregory D. Johnson	Senior Vice President – Capital World Investors Investment Research and Management Company or affiliate professional for 21 years, all with Capital	Serves as an equity portfolio manager for: Growth Fund — 7 years
Joanna F. Jonsson	Senior Vice President – Capital World Investors Investment professional for 25 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Balanced Fund — 3 years
Michael T. Kerr	Senior Vice President – Capital World Investors Investment professional for 31 years in total; 29 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 9 years
Jonathan Knowles	Senior Vice President – Capital World Investors Investment professional for 22 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 1 year (plus 10 years of prior experience as an investment analyst for the fund)
Darcy Kopcho	Senior Vice President – Capital International Investors Investment professional for 34 years in total; 26 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year (since the fund’s inception)
Harold H. La	Senior Vice President – Capital Research Global Investors Investment professional for 16 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Small Capitalization Fund — 6 years (plus 4 years of prior experience as an investment analyst for the fund)
Jeffrey T. Lager	Senior Vice President – Capital World Investors Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 7 years
James B. Lovelace	Senior Vice President – Capital Research Global Investors Investment professional for 32 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 7 years
Jesper Lyckeus	Senior Vice President – Capital Research Global Investors Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 7 years (plus 8 years of prior experience as an investment analyst for the fund) International Growth and Income Fund — 6 years
Fergus N. MacDonald	Senior Vice President – Capital Fixed Income Investors Investment professional for 22 years in total; 11 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Mortgage Fund — 3 years U.S. Government/AAA-Rated Securities Fund — 4 years
Ronald B. Morrow	Senior Vice President – Capital World Investors Investment professional for 46 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — 11 years (plus 5 years of prior experience as an investment analyst for the fund)
James R. Mulally	Senior Vice President – Capital Fixed Income Investors Investment professional for 38 years in total; 34 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: Asset Allocation Fund — 8 years
Robert H. Neithart	Senior Vice President – Capital Fixed Income Investors Investment professional for 27 years, all with Capital Research and Management Company or affiliate

Serves as a fixed-income portfolio manager for:

New World Fund — 2 years (plus 2 years of prior experience as an investment analyst for the fund)

Global Balanced Fund — 3 years

Global Bond Fund — 1 year

Wesley K.-S. Phoa	Senior Vice President – Capital Fixed Income Investors Investment professional for 21 years in total; 15 years with Capital Research and Management Company or affiliate	Serves as a fixed-income portfolio manager for: U.S. Government/AAA-Rated Securities Fund — 4 years
David M. Riley	Senior Vice President – Capital Research Global Investors Investment professional for 20 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Growth and Income Fund — 6 years
William L. Robbins	Senior Vice President – Capital International Investors Investment professional for 22 years in total; 19 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth-Income Fund — 2 years (plus 12 years of prior experience as an investment analyst for the fund)
Martin Romo	Senior Vice President – Capital World Investors Investment professional for 22 years in total; 21 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 5 years (plus 1 year of prior experience as an investment analyst for the fund)
Theodore R. Samuels	Senior Vice President – Capital International Investors Investment professional for 35 years in total; 33 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year (since the fund’s inception)
Eugene P. Stein	Senior Vice President – Capital World Investors Investment professional for 43 years in total; 42 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Asset Allocation Fund — 6 years
Andrew B. Suzman	Senior Vice President – Capital World Investors Investment professional for 21 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth and Income Fund — 5 years
James Terrile	Senior Vice President – Capital Research Global Investors Investment professional for 19 years in total; 18 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Blue Chip Income and Growth Fund — 2 years
Christopher M. Thomsen	Senior Vice President – Capital Research Global Investors Investment professional for 17 years, all with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: International Fund — 8 years
Steven T. Watson	Senior Vice President – Capital World Investors Investment professional for 27 years in total; 24 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Global Growth Fund — 12 years (plus 5 years of prior experience as an investment analyst for the fund) Global Growth and Income Fund — 8 years
Alan J. Wilson	Senior Vice President – Capital World Investors Investment professional for 29 years in total; 23 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Growth Fund — Less than 1 year
Philip Winston	Senior Vice President – Capital International Investors Investment professional for 29 years in total; 17 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for: Capital Income Builder — Less than 1 year (since the fund’s inception)

Keep this supplement with your prospectus.

Lit. No. INAFBS-024-1014O CGD/8024-S45414

American Funds Insurance Series® Statement of Additional Information Supplement October 31, 2014 (for statement of additional information dated May 1, 2014, as supplemented to date)

Effective November 1, 2014 (unless otherwise indicated in the table), the table under the heading “Portfolio manager fund holdings and management of other accounts” in the “Management of the Series” section of the statement of additional information is amended with respect to the funds listed below only as follows:

Portfolio manager	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[1]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[3]
Global Bond Fund (effective November 7, 2014)
David A. Daigle	6	$154.4	2	$1.72	2	$0.41
Mark H. Dalzell	2	$12.9	None		4[8]	$1.65
Thomas H. Høgh	5	$58.0	1	$0.13	1	$0.10
Robert H. Neithart	8	$71.0	5	$2.60	13[4]	$5.56
High-Income Bond Fund (effective November 7, 2014)
David C. Barclay	3	$118.5	2	$0.85	8	$3.93
David A. Daigle	6	$155.1	2	$1.72	2	$0.41
Laurentius Harrer	2	$0.5	13	$7.45	10[9]	$4.36
Mortgage Fund
David J. Betanzos	2	$0.8	None		None
Fergus N. MacDonald	4	$19.3	None		None

[9]	The advisory fee of one of these accounts (representing $0.23 billion in total assets) is based partially on its investment results.

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-023-1014O CGD/8024-S45413